UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2018

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2018

Advised by NorthCoast Asset Management, LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

TABLE OF CONTENTS

A Message to Our Shareholders	1

Sector Allocation	5

Schedule of Investments	6

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Expense Example	25

Approval of Investment Advisory Agreement	27

Additional Information	31

Privacy Notice	32

CAN SLIM® Select Growth Fund

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Adviser
Semi-Annual Report, September, 2018

“You get recessions, you have stock market declines. If you don’t understand that’s going to happen, then you’re not ready, you won’t do well in the markets.”
– Peter Lynch

“Is now a good time to invest?” This is the most common question we hear as portfolio managers.  Why?  Because it lies at the very center of the market’s never ending tug-of-war between hope and fear.  Although that question often comes from an emotional place, it doesn’t have to, and the NorthCoast Navigator is our answer to that question and the focus of this post.

Our ability to research and implement a good, long-term investment model is what distinguishes us from others, and core to that is a fundamental belief that data and consistency can win out over time.  One example of this is the cash scaling model, we call the Navigator. It’s our proprietary probability model of whether a significant market decline of more than 20% will occur over the next six months.  We do this by combining 40 indicators from four broad categories into one number between -1 to +1.  -1 means many negative market factors are present and we should hold 100% cash.  +1 means many positive market factors are present and we should be 100% invested in stocks.  Today (as of 9/30), which is like most days, has more positive metrics than negative ones so the CAN SLIM Select Growth Fund (the “Fund”) is 81% invested in equities, 17% in short-term treasuries (through an exchange traded fund) and 2% in cash equivalents.

One important concept to share about the Navigator is that we are not trying to solve for the 10/15% declines.  Why?  Because they happen every year, are likely surprise events (we call them trap doors), and often don’t have long term implications.  That’s the key to the Navigator – distinguishing between the routine 10% decline and a nasty bear market.  Every year has declines.  In fact, the average intra-year decline for the last 40 years is 13.8% (see following chart), and yet a majority of those years still turn out to be positive.  Balancing the desire to make money and the fear of losing it is what we have tried to help clients with for over 20 years.  When it comes to money, we believe we need to offset an ounce of emotion with a pound of fact.

CAN SLIM® Select Growth Fund

Decision making can then turn into higher quality, probability investments as opposed to how one feels about the market today.  The Navigator, our outcome of a systematic and thoughtful process, has done a good job over the years and more importantly, doesn’t allow emotion to creep into the equation.

Throughout the uncertainty of the past two quarters, the Fund transitioned from a bullish outlook at the beginning of Q2 to a more moderate stance as the year went on and stayed moderately invested as three of the four dimensions from which we assess market outlook (Technical, Sentiment, and Macroeconomic) continued to display positive signals as a whole, while only valuation signals remained negative.

The Fund entered Q2 (April 1) approximately 87% invested, its high point for the past two quarters with a low investment level of 65% in May.  The Fund averaged an equity exposure of 76% throughout the two quarters.

The cash and equivalent allocation averaged approx. 6% over the six-month period ending September 30, 2018, with fixed income exposure averaging approx. 18% of the portfolio and reaching a high of 26% in May as valuation and technical indicators moved negative.

Versus the S&P 500 Index, the largest allocation differences were overweight Materials, Financials, and Consumer Discretionary, and underweight Communication Services, Consumer Staples, and Health Care. Overall, our sector allocation decisions had a muted impact on the relative performance. Residual contribution was positive in Energy and Utilities, while negative in Information Technology, Financials, and Health Care.

CAN SLIM® Select Growth Fund

Among the holdings, Helen of Troy (HELE), Aspen Technology (AZPN) and Methanex (MEOH) were the biggest positive contributors during the time period, each producing healthy gains. However, a few stocks experienced larger breakdowns due to earnings reports and changes in firm outlook. Commerce Bancshares (CBSH), Cott Corporation (COT) and Chevron (CVX) were the biggest drags on Fund performance.

The strong quarterly returns for U.S. equities are a sign that investors are prioritizing the solid corporate earnings and positive economic data over geopolitical tensions. Lagging international stocks have likely been driving some investors to increase their allocations to domestic equities, which may be driving up stock prices even more. As a result, the upcoming U.S. earnings season will be watched very closely. The dollar strengthening during Q3 could have a negative impact on multinationals’ profits as it becomes more expensive to convert international profits into U.S. dollars. Upcoming economic and earnings data overseas will also be important to either reinforce the thoughts of an international slowdown or to show some signs of positive growth.

Our market stance is cautiously opportunistic and the Fund begins Q4 81% invested.  We continue to monitor our metrics and factors daily. If and when the data warrants a change, we’ll adjust our exposure accordingly.

Thank you for your business.  It is a privilege to serve shareholders as advisor to the fund and we look forward to a bright future together.

Sincerely,

Patrick Jamin
NorthCoast Asset Management, LLC

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

CAN SLIM® Select Growth Fund

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® Select Growth Fund

SECTOR ALLOCATION
AT SEPTEMBER 30, 2018 (UNAUDITED)

[1]	Cash equivalents, exchange-traded funds and liabilities in excess of other assets.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED)

Shares		Value
COMMON STOCKS: 81.0%

Aerospace & Defense: 1.0%
9,383	Kaman Corp.	$626,597

Auto Parts & Equipment: 1.3%
14,853	Allison Transmission Holdings, Inc.	772,504

Banks: 5.5%
15,710	BankUnited, Inc.	556,134
9,140	Commerce Bancshares, Inc.	603,423
19,138	Fifth Third Bancorp	534,333
5,338	JPMorgan Chase & Co.	602,340
11,597	Morgan Stanley	540,072
11,119	Walker & Dunlop, Inc.	587,973
		3,424,275

Beverages: 1.8%
5,898	Anheuser-Busch InBev SA/NV - ADR	516,488
37,477	Cott Corp.	605,253
		1,121,741

Biotechnology: 2.1%
1,740	Biogen, Inc.[1]	614,759
3,558	Vertex Pharmaceuticals, Inc.[1]	685,769
		1,300,528

Building Materials: 2.6%
9,031	Armstrong World Industries, Inc.[1]	628,558
12,484	Boise Cascade Co.	459,411
20,303	Louisiana Pacific Corp.	537,826
		1,625,795

Chemicals: 4.6%
5,873	Eastman Chemical Co.	562,163
18,592	Huntsman Corp.	506,260
5,715	LyondellBasell Industries NV - Class A	585,845
8,959	Methanex Corp.	708,657

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 81.0% (Continued)

Chemicals: 4.6% (Continued)
5,554	Westlake Chemical Corp.	$461,593
		2,824,518

Commercial Services: 4.4%
4,597	Automatic Data Processing, Inc.	692,584
3,090	Cintas Corp.	611,233
7,469	Total System Services, Inc.	737,489
3,392	WEX, Inc.[1]	680,978
		2,722,284

Computers: 3.1%
8,456	Cognizant Technology
	Solutions Corp. - Class A	652,381
7,246	DXC Technology Co.	677,646
12,261	Seagate Technology PLC	580,558
		1,910,585

Diversified Financial Services: 6.5%
2,698	Alliance Data Systems Corp.	637,160
21,976	Ally Financial, Inc.	581,265
37,370	BrightSphere Investment Group PLC	463,388
9,458	E*TRADE Financial Corp.[1]	495,504
8,927	LPL Financial Holdings, Inc.	575,881
2,952	Mastercard, Inc. - Class A	657,145
6,719	Nasdaq, Inc.	576,490
		3,986,833

Electric: 1.2%
19,024	NRG Energy, Inc.	711,498

Electronics: 1.8%
27,259	Electro Scientific Industries, Inc.[1]	475,670
10,025	Keysight Technologies, Inc.[1]	664,457
		1,140,127

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 81.0% (Continued)

Entertainment: 1.0%
19,096	Penn National Gaming, Inc.[1]	$628,640

Healthcare Products: 2.1%
11,681	Orthofix Medical, Inc.[1]	675,279
5,699	Varian Medical Systems, Inc.[1]	637,889
		1,313,168

Healthcare Services: 2.1%
17,054	The Ensign Group, Inc.	646,688
2,007	Wellcare Health Plans, Inc.[1]	643,223
		1,289,911

Home Furnishings: 1.2%
12,281	Sony Corp. - ADR	744,843

Household Products & Wares: 1.1%
5,361	Helen of Troy Ltd.[1]	701,755

Insurance: 2.2%
6,404	The Allstate Corp.	632,075
9,835	The Progressive Corp.	698,678
		1,330,753

Internet: 1.0%
3,606	Facebook, Inc. - Class A1	593,043

Lodging: 3.1%
7,958	Hilton Worldwide Holdings, Inc.	642,847
8,649	Hyatt Hotels Corp. - Class A	688,374
4,447	Marriott International, Inc. - Class A	587,138
		1,918,359

Machinery, Construction & Mining: 1.0%
15,211	Terex Corp.	607,071

Mining: 0.7%
32,014	Freeport-McMoRan, Inc.	445,635

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 81.0% (Continued)

Miscellaneous Manufacturing: 1.1%
9,288	Textron, Inc.	$663,813

Oil & Gas: 8.1%
9,763	Chevron Corp.	1,193,820
9,840	ConocoPhillips	761,616
8,102	HollyFrontier Corp.	566,330
8,190	Marathon Petroleum Corp.	654,954
12,994	PBF Energy, Inc. - Class A	648,530
5,151	Phillips 66	580,621
15,801	Suncor Energy, Inc.	611,341
		5,017,212

Pharmaceuticals: 3.2%
5,429	Neurocrine Biosciences, Inc.[1]	667,495
12,976	Novo Nordisk A/S - ADR	611,689
7,538	Zoetis, Inc.	690,179
		1,969,363

Real Estate: 1.0%
17,568	Marcus & Millichap, Inc.[1]	609,785

Retail: 1.9%
22,137	Abercrombie & Fitch Co. - Class A	467,533
7,910	Yum! Brands, Inc.	719,098
		1,186,631

Savings & Loans: 1.0%
12,462	WSFS Financial Corp.	587,583

Semiconductors: 2.8%
7,533	Mellanox Technologies Ltd.[1]	553,299
10,616	Micron Technology, Inc.[1]	480,162
2,402	NVIDIA Corp.	675,010
		1,708,471

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 81.0% (Continued)

Software: 7.5%
6,291	Aspen Technology, Inc.[1]	$716,608
15,033	Cadence Design System, Inc.[1]	681,296
9,039	CDK Global, Inc.	565,480
10,453	Cerner Corp.[1]	673,278
5,677	Citrix Systems, Inc.[1]	631,055
3,141	Intuit, Inc.	714,263
3,605	Msci, Inc.	639,563
		4,621,543

Telecommunications: 1.9%
2,120	Arista Networks, Inc.[1]	563,623
11,839	Verizon Communications, Inc.	632,084
		1,195,707

Transportation: 1.1%
2,724	FedEx Corp.	655,912

TOTAL COMMON STOCKS
(Cost $45,079,847)		49,956,483

INVESTMENT COMPANIES: 17.0%
126,303	iShares 1-3 Year Treasury Bond ETF	10,494,516

TOTAL INVESTMENT COMPANIES
(Cost $10,511,654)		10,494,516

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Shares		Value
SHORT-TERM INVESTMENTS: 2.0%

Money Market Funds: 2.0%
1,224,231	First American Government
	Obligations Fund - Class X, 1.978%[2]	$1,224,231

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,224,231)		1,224,231

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $56,815,732)		61,675,230
Other Assets in Excess of Liabilities: 0.0%[3]		10,364
TOTAL NET ASSETS: 100.0%		$61,685,594

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
[1]	Non-income producing security.
[2]	Seven-day yield as of September 30, 2018.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2018 (UNAUDITED)

ASSETS
Investments in securities, at value
(Cost $56,815,732)	$61,675,230
Cash	2,513
Receivables:
Investment securities sold	1,310,753
Fund shares sold	119,603
Dividends and interest	40,587
Prepaid expenses	35,841
Total assets	63,184,527

LIABILITIES
Payables:
Investment securities purchased	1,261,030
Fund shares redeemed	114,931
Investment advisory fees, net	51,121
Distribution fees	22,944
Audit fees	11,081
Transfer agent fees	10,590
Administration fees	9,292
Fund accounting fees	6,482
Trustee fees	2,966
Custody fees	1,531
Chief Compliance Officer fees	1,513
Other accrued expenses	5,452
Total liabilities	1,498,933
NET ASSETS	$61,685,594

COMPONENTS OF NET ASSETS
Paid-in capital	$51,470,252
Total distributable earnings	10,215,342
Net assets	$61,685,594

COMPUTATION OF NET ASSET VALUE
Net assets	$61,685,594
Shares issued and outstanding (unlimited
number of shares authorized without par value)	4,215,931
Net asset value, offering and redemption price per share	$14.63

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $6,990)	$404,535
Interest	28,368
Other income	449
Total investment income	433,352

EXPENSES
Investment advisory fees	308,004
Distribution fees	77,001
Transfer agent fees	32,856
Administration fees	27,865
Fund accounting fees	19,391
Registration fees	12,490
Audit fees	11,081
Miscellaneous expense	9,440
Reports to shareholders	6,542
Trustee fees	5,866
Custody fees	4,706
Legal fees	4,551
Chief Compliance Officer fees	4,513
Insurance expense	1,363
Total expenses	525,669
Less: fees waived	(97,543)
Net expenses	428,126
Net investment income	5,226

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and
foreign currency transactions	1,767,159
Change in net unrealized
appreciation/depreciation on investments	97,850
Net realized and unrealized gain on
investments and foreign currency transactions	1,865,009
Net increase in net assets
resulting from operations	$1,870,235

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$5,226	$78,492
Net realized gain on investments and
foreign currency transactions	1,767,159	9,939,631
Change in net unrealized appreciation/
depreciation on investments	97,850	(759,955)
Net increase in net assets
resulting from operations	1,870,235	9,258,168

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	—	(10,489,253)[1]

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares[2]	(504,281)	(10,222,987)
Total increase (decrease)
in net assets	1,365,954	(11,454,072)

NET ASSETS
Beginning of period/year	60,319,640	71,773,712
End of period/year	$61,685,594	$60,319,640

[1]	As disclosed at March 31, 2018, includes net investment income distributions of $107,121 and net realized gain distributions of $10,382,132.
[2]	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2018		Year Ended
	(Unaudited)		March 31, 2018
	Shares	Value	Shares	Value
Shares sold	339,765	$4,934,247	503,655	$7,598,066
Shares issued in
reinvestment
of distributions	—	—	712,433	9,788,836
Shares redeemed[3]	(374,829)	(5,438,528)	(1,811,710)	(27,609,889)
Net decrease	(35,064)	$(504,281)	(595,622)	$(10,222,987)

[3]	Net of redemption fees of $1,356 and $2,996, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months Ended
	September 30,
	2018	Year Ended March 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value,
beginning of
period/year	$14.19	$14.81	$13.48	$14.19	$13.95	$13.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)[1]	0.00 [2]	0.02	(0.01)	0.09	0.03	(0.06)
Net realized and
unrealized gain
(loss) on investments	0.44	2.14	1.43	(0.61)	1.07	2.57
Total from
investment operations	0.44	2.16	1.42	(0.52)	1.10	2.51

LESS DISTRIBUTIONS:
Net investment income	—	(0.03)	(0.01)	(0.02)	—	(0.00)[2]
Realized gains	—	(2.75)	(0.08)	(0.17)	(0.86)	(2.55)
Total distributions	—	(2.78)	(0.09)	(0.19)	(0.86)	(2.55)
Paid in capital from
redemption fees (Note 2)[2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value,
end of period/year	$14.63	$14.19	$14.81	$13.48	$14.19	$13.95
Total return	3.10%[3]	15.16%	10.55%	(3.66%)	7.99%	18.96%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$61.7	$60.3	$71.8	$79.6	$128.4	$104.6
Portfolio turnover rate	75%[3]	218%	242%	277%	224%	269%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.71%[4]	1.66%	1.65%	1.61%	1.59%	1.61%
After fees waived and
expenses absorbed	1.39%[4]	1.39%	1.39%	1.39%	1.39%	1.58%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.30%)[4]	(0.15%)	(0.33%)	0.40%	0.01%	(0.45%)
After fees waived and
expenses absorbed	0.02%[4]	(0.12%)	(0.07%)	0.62%	0.21%	(0.42%)

[1]	Net investment income per share calculated using the average shares outstanding.
[2]	Does not round to $0.01 or ($0.01) per share, as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED)

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at either the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$49,956,483	$—	$—	$49,956,483
Investment
Companies	10,494,516	—	—	10,494,516
Short-Term
Investments	1,224,231	—	—	1,224,231
Total Investments
in Securities	$61,675,230	$—	$—	$61,675,230

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  As of fiscal year end March 31, 2018, there were no capital loss carryovers for the Fund.

As of fiscal year end March 31, 2018, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

examine all the tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains for the Fund normally are declared and paid on an annual basis.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Recently Issued Accounting Pronouncements.  Recently Issued Accounting Pronouncements. In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables— Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in ASU No. 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU No. 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. ASU No. 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB released an accounting standards update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management has chosen to early adopt some of the eliminated or modified disclosures for the six months ended September 30, 2018.

I.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective November 1, 2018, Kathleen T. Barr has been appointed by the board of Trustees of the Trust to serve as an Independent Trustee.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the six-months ended September 30, 2018 is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the Fund’s total expenses to 1.39% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amount of fees and expenses waived and reimbursed by the Adviser during the six-months ended September 30, 2018 is disclosed in the Statement of Operations.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment. At September 30, 2018, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be recouped is shown in the table below. The Adviser may recapture a portion of the unreimbursed amount no later than the dates stated.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Expiration	Amount
March 31, 2019	$120,290
March 31, 2020	197,468
March 31, 2021	179,600
September 30, 2021	97,543
Total	$594,901

Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the reimbursement was paid, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any amount due from the Adviser is paid monthly to the Fund, if applicable.

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s Administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended September 30, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Fund during the six months ended September 30, 2018 are disclosed in the Statement of Operations.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2018, the cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term investments, were $44,296,993 and $45,578,626, respectively.

There were no purchases or sales of U.S. Government securities for the six months ended September 30, 2018.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make distributions during the six months ended September 30, 2018. The tax character of distributions paid during the year ended March 31, 2018 was as follows:

2018
Distribution paid from:
Ordinary income	$8,724,000
Capital gains	1,765,253
Total	$10,489,253

Distribution classifications may differ from the Statement of Changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of fiscal year end March 31, 2018, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$55,743,721
Gross tax unrealized appreciation	5,629,857
Gross tax unrealized depreciation	(912,362)
Net tax unrealized appreciation	$4,717,495
Undistributed ordinary income	1,493,343
Undistributed long-term capital gain	—
Total distributable earnings	1,493,343
Other accumulated loss	—
Total accumulated earnings	$6,210,838

At March 31, 2018, the difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. During the six months ended September 30, 2018, the Fund did not draw on its line of credit. Credit facility details for the six months ended September 30, 2018, are as follows:

Maximum available credit	$6,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of September 30, 2018	—
Average interest rate	—

CAN SLIM® Select Growth Fund

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/18 – 9/30/18).

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or redemption fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares 30 days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, distribution or shareholder servicing fees, fund accounting fees, fund administration fees, custody fees and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

CAN SLIM® Select Growth Fund

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) (CONTINUED)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/18	9/30/18	4/1/18 – 9/30/18[1]
Actual	$1,000.00	$1,031.00	$7.08

Hypothetical
(5% return
before expenses)	$1,000.00	$1,018.10	$7.03

[1]
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

CAN SLIM® Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

At a meeting held on August 21, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and NorthCoast Asset Management, LLC (the “Adviser”) for the CAN SLIM® Select Growth Fund (the “Fund”).  At this meeting and at a prior meeting held on May 30-31, 2018, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and

CAN SLIM® Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Adviser.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks, all for the periods ended March 31, 2018.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing the Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund outperformed the median of its peer group for the one-year, three-year, five-year and ten-year periods.

The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed its primary benchmark for the one-year period, and underperformed its primary benchmark for the three-year, five-year and ten-year periods.  The Board also noted that the Fund outperformed its secondary benchmark for the one-year, three-year, five-year and ten-year periods.

The Board also noted that the Fund underperformed the Adviser’s similarly managed accounts composite for the one-year period, and outperformed for the three-year, five-year and ten-year periods ended March 31, 2018.  The Board noted that the Adviser represented that the difference in performance between the Fund and the similarly managed accounts composite was mainly attributable to the larger universe of eligible securities in which the Fund is permitted to invest, the fact that the Fund holds a larger minimum number of positions, and the fact that there are different “trimming” thresholds between the Fund and the similarly managed accounts.

CAN SLIM® Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

3.
The costs of the services to be provided and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.39% for the Fund (the “Expense Cap”).  The Board noted that the Fund’s advisory fee was higher than those of its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was higher than those of its peer group median and average.  The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

The Trustees also took into consideration the services the Adviser provided to its similarly managed separate account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees noted that the fees charged to the Fund were generally lower than or comparable to the fees charged by the Adviser to its similarly managed separate accounts.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.

CAN SLIM® Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund, particularly the Rule 12b-1 fees paid to the Adviser.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CAN SLIM® Select Growth Fund

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® Select Growth Fund

PRIVACY NOTICE
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank  or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management, LLC
One Greenwich Office Park
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Plaza
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103
_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    December 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    December 5, 2018

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    December 5, 2018

* Print the name and title of each signing officer under his or her signature.